Share-based compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 USD ($) Share shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | Share	509,385	1,581,385
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	$ 8,107	$ 8,719
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	$ 10,889	$ 10,449
Restricted share units vested, but unreleased and unpaid | shares	778,224	738,002
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	$ 5,402	$ 2,030
Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of stock option plan, number of options authorized	The Company's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan"). Under the amended Plan, the Company may grant to employees, officers, directors or consultants of the Company or its affiliates options to purchase up to a maximum of 13 million common shares of Hudbay. The Company has determined that the appropriate accounting treatment is to classify the stock options as equity settled transactions.
Maximum number of common shares purchaseable under stock option plan | shares	13,000,000